Lease (Details) - Schedule of Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 357,007	$ 211,585
Operating lease liabilities - current	260,728	91,587
Operating lease liabilities - non-current	109,956	101,992
Total operating lease liabilities	$ 370,684	$ 193,579